Note 9 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of December 31,
	2012	2011
Deferred income tax assets (liabilities):
Property and equipment	$(54,443)	$(144,185)
Deferred revenue	246,740	1,517,024
Accrued expenses	288,338	1,138,800
Share based compensation related	1,094,927	451,557
Other	546,636	275,650
Net operating loss carryforwards	19,816,443	18,509,210
	21,938,641	21,748,056
Less valuation allowance	(21,938,641)	(21,748,056)
	$-	$-